Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Financial Instruments that are not Measured at Fair Value on a Recurring Basis (Details) - Financial Instruments Not Measured at Fair Value on a Recurring Basis - USD ($)
$ in Millions
	Nov. 30, 2018	Nov. 30, 2017
Carrying Value
Assets
Long-term other assets	$ 127	$ 126
Total	127	126
Liabilities
Total	10,394	9,246
Carrying Value | Fixed Rate
Liabilities
Debt	5,699	5,588
Carrying Value | Floating Rate
Liabilities
Debt	4,695	3,658
Fair Value | Level 1
Assets
Long-term other assets	0	0
Total	0	0
Liabilities
Total	0	0
Fair Value | Level 1 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 1 | Floating Rate
Liabilities
Debt	0	0
Fair Value | Level 2
Assets
Long-term other assets	30	49
Total	30	49
Liabilities
Total	10,526	9,589
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	5,799	5,892
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	4,727	3,697
Fair Value | Level 3
Assets
Long-term other assets	95	75
Total	95	75
Liabilities
Total	0	0
Fair Value | Level 3 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 3 | Floating Rate
Liabilities
Debt	$ 0	$ 0